Document and Entity Information	Jun. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	Crown Castle International Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001051470
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057-2261